PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2019
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment

	Thousands of Yen
	2018	2019
Leasehold improvements	¥299,614	¥336,537
Furniture and fixtures	133,375	136,540
Computers	1,254,982	1,413,276
Assets held under capital lease, principally office equipment	253,905	264,115
Motor vehicles and transport equipment	9,653	10,045
Other	―	12,550
Total	1,951,529	2,173,063
Accumulated depreciation	(1,195,647)	(1,440,777)
Property and equipment —net	¥755,882	¥732,286